Investment Strategy	Oct. 31, 2026
WBI Fundamental Factors Hedged ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund will seek to invest in the equity securities of small-capitalization, mid-capitalization, and large-capitalization domestic and foreign companies that WBI Investments, LLC, the sub-advisor (“Sub-Advisor”) to the Fund, and an affiliate of Millington Securities, LLC, the advisor (“Advisor”), believes display attractive prospects for growth in a company’s intrinsic value, and in other tactical investment opportunities.

These securities will be selected on the basis of the Sub-Advisor’s investment process which includes a buy and sell discipline. The Fund’s buy discipline is primarily driven by the Sub-Advisor’s proprietary selection process (“Selection Process”), as described further below. Cash and cash equivalents are some of the investment opportunities evaluated by the Selection Process. From time to time, the Fund may invest in and hold a significant percentage of its net assets in cash or cash equivalents as part of the normal operation of its investment strategy.

Large-capitalization companies are those that have higher market capitalization than small- and mid-capitalization companies in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of greater than approximately $10 billion. Conversely, small-capitalization and mid-capitalization companies are those that have lower market capitalization than large-capitalization companies in their primary market. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $10 billion. Each of large-, small- and mid-capitalization companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and master limited partnerships (businesses organized as partnerships which trade on public exchanges) (“MLPs”). The types of debt securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating, and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs, and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate, or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities).

The Fund may invest in domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying calls or puts, and using combinations of calls and puts. The Fund may also use options on indices.
The Fund may invest without limitation in securities of small-capitalization, mid-capitalization, and large-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds. The Fund may also invest in other investment companies, including other ETFs, up to the limits specified in the Investment Company Act of 1940 (“1940 Act”) or in reliance on exemptions therefrom.

Although the Fund is limited as to the percentage of its net assets that may be directly invested in certain asset classes, the Fund may obtain investment exposure to such asset classes in excess of such limits by investing indirectly in such asset classes through other investment companies, including other ETFs with exposure to such asset classes. Consequently, investments in such pooled investment vehicles may result in aggregate direct and indirect investment exposure to an asset class in excess of the limit up to which the applicable Fund may invest directly in such assets.

The investment process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management, and such an approach is used (in part) to achieve the Fund’s investment objective.

The Sub-Advisor uses quantitative computer screening of fundamental information to evaluate securities in an attempt to find companies and investment opportunities with attractive value characteristics. Dividend or interest payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis may be used to confirm timeliness of security purchases.

The Sub-Advisor also attempts to identify the appropriate duration and credit quality of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Credit quality is a measure of a borrower’s creditworthiness or risk of default. A portion of the Fund’s exposure may also be invested to pursue perceived tactical opportunities in varying segments of the equity or debt markets. The Sub-Advisor then purchases qualifying securities using available cash. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a sell discipline that attempts to control the effects of the volatility of each Fund asset on the Fund’s net asset value (“NAV”). This sell discipline, together with the buy discipline, constitutes the Fund’s strategy to achieve its investment objective. If a Fund asset’s price stays within a range of acceptable prices, the Fund asset will continue to be held. If a Fund asset’s price falls below the bottom of an acceptable price range, the Fund asset will be identified to sell. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested, or by raising cash to protect capital. During periods of high market volatility, a significant amount of Fund holdings may be sold, resulting in a significant allocation to cash or cash equivalents in the Fund.

The Fund is an actively-managed ETF. The Sub-Advisor actively manages the Fund’s portfolio. As a result, the portfolio turnover rate for the Fund will be high. The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 500% on an annual basis.
For additional information about the Fund’s principal investment strategies and the investment process, see “Description of the Principal Strategies of the Funds.”

WBI Income Generators Hedged ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund will seek to invest in the equity securities of small-capitalization, mid-capitalization, and large-capitalization domestic and foreign companies that WBI Investments, LLC, the sub-advisor (“Sub-Advisor”) to the Fund, and an affiliate of Millington Securities, LLC, the advisor (“Advisor”), believes display attractive prospects for growth in a company’s intrinsic value, and in other tactical investment opportunities.

These securities will be selected on the basis of the Sub-Advisor’s investment process which includes a buy and sell discipline. The Fund’s buy discipline is primarily driven by the Sub-Advisor’s proprietary selection process (“Selection Process”), as described further below. Cash and cash equivalents are some of the investment opportunities evaluated by the Selection Process. From time to time, the Fund may invest in and hold a significant percentage of its net assets in cash or cash equivalents as part of the normal operation of its investment strategy.

Large-capitalization companies are those that have higher market capitalization than small- and mid-capitalization companies in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of greater than approximately $10 billion. Conversely, small-capitalization and mid-capitalization companies are those that have lower market capitalization than large-capitalization companies in their primary market. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $10 billion. Each of large-, small- and mid-capitalization companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and master limited partnerships (businesses organized as partnerships which trade on public exchanges) (“MLPs”). The types of debt securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating, and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs, and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate, or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities).
The Fund may invest in domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying calls or puts, and using combinations of calls and puts. The Fund may also use options on indices.

The Fund may invest without limitation in securities of small-capitalization, mid-capitalization, and large-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds. The Fund may also invest in other investment companies, including other ETFs, up to the limits specified in the Investment Company Act of 1940 (“1940 Act”) or in reliance on exemptions therefrom.

Although the Fund is limited as to the percentage of its net assets that may be directly invested in certain asset classes, the Fund may obtain investment exposure to such asset classes in excess of such limits by investing indirectly in such asset classes through other investment companies, including other ETFs with exposure to such asset classes. Consequently, investments in such pooled investment vehicles may result in aggregate direct and indirect investment exposure to an asset class in excess of the limit up to which the applicable Fund may invest directly in such assets.

The investment process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management, and such an approach is used (in part) to achieve the Fund’s investment objective.

The Sub-Advisor uses quantitative computer screening of fundamental information to evaluate securities in an attempt to find companies and investment opportunities with attractive yield characteristics. The quality or consistency of dividend or interest payments is generally considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis may be used to confirm timeliness of security purchases.

The Sub-Advisor also attempts to identify the appropriate duration and credit quality of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Credit quality is a measure of a borrower’s creditworthiness or risk of default. A portion of the Fund’s exposure may also be invested to pursue perceived tactical opportunities in varying segments of the equity or debt markets. The Sub-Advisor then purchases qualifying securities using available cash. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a sell discipline that attempts to control the effects of the volatility of each Fund asset on the Fund’s net asset value (“NAV”). This sell discipline, together with the buy discipline, constitutes the Fund’s strategy to achieve its investment objective. If a Fund asset’s price stays within a range of acceptable prices, the Fund asset will continue to be held. If a Fund asset’s price falls below the bottom of an acceptable price range, the Fund asset will be identified to sell. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or, by raising cash to protect capital. During periods of high market volatility, a significant amount of Fund holdings may be sold, resulting in a significant allocation to cash or cash equivalents in the Fund.
The Fund is an actively-managed ETF. The Sub-Advisor actively manages the Fund’s portfolio. As a result, the portfolio turnover rate for the Fund will be high. The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 500% on an annual basis.

For additional information about the Fund’s principal investment strategies and the investment process, see “Description of the Principal Strategies of the Funds.”

WBI Trend Leaders Hedged ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund will seek to invest in the equity securities of small-capitalization, mid-capitalization, and large-capitalization domestic and foreign companies that WBI Investments, LLC, the sub-advisor (“Sub-Advisor”) to the Fund, and an affiliate of Millington Securities, LLC, the advisor (“Advisor”), believes display attractive prospects for growth in a company’s intrinsic value, and in other tactical investment opportunities.

These securities will be selected on the basis of the Sub-Advisor’s investment process which includes a buy and sell discipline. The Fund’s buy discipline is primarily driven by the Sub-Advisor’s proprietary selection process (“Selection Process”), as described further below. Cash and cash equivalents are some of the investment opportunities evaluated by the Selection Process. From time to time, the Fund may invest in and hold a significant percentage of its net assets in cash or cash equivalents as part of the normal operation of its investment strategy.

Large-capitalization companies are those that have higher market capitalization than small- and mid-capitalization companies in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of greater than approximately $10 billion. Conversely, small-capitalization and mid-capitalization companies are those that have lower market capitalization than large-capitalization companies in their primary market. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $10 billion. Each of large-, small- and mid-capitalization companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and master limited partnerships (businesses organized as partnerships which trade on public exchanges) (“MLPs”). The types of debt securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating, and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs, and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate, or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities).

The Fund may invest in domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying calls or puts, and using combinations of calls and puts. The Fund may also use options on indices.

The Fund may invest without limitation in securities of small-capitalization, mid-capitalization, and large-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds. The Fund may also invest in other investment companies, including other ETFs, up to the limits specified in the Investment Company Act of 1940 (“1940 Act”) or in reliance on exemptions therefrom.

Although the Fund is limited as to the percentage of its net assets that may be directly invested in certain asset classes, the Fund may obtain investment exposure to such asset classes in excess of such limits by investing indirectly in such asset classes through other investment companies, including other ETFs with exposure to such asset classes. Consequently, investments in such pooled investment vehicles may result in aggregate direct and indirect investment exposure to an asset class in excess of the limit up to which the applicable Fund may invest directly in such assets.

The investment process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management, and such an approach is used (in part) to achieve the Fund’s investment objective.

The Sub-Advisor uses quantitative computer screening of fundamental information to evaluate securities in an attempt to find companies and investment opportunities with attractive financial stability characteristics. Dividend or interest payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis may be used to confirm timeliness of security purchases.

The Sub-Advisor also attempts to identify the appropriate duration and credit quality of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Credit quality is a measure of a borrower’s creditworthiness or risk of default. A portion of the Fund’s exposure may also be invested to pursue perceived tactical opportunities in varying segments of the equity or debt markets. The Sub-Advisor then purchases qualifying securities using available cash. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a sell discipline that attempts to control the effects of the volatility of each Fund asset on the Fund’s net asset value (“NAV”). This sell discipline, together with the buy discipline, constitutes the Fund’s strategy to achieve its investment objective. If a Fund asset’s price stays within a range of acceptable prices, the Fund asset will continue to be held. If a Fund asset’s price falls below the bottom of an acceptable price range, the Fund asset will be identified to sell. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested, or by raising cash to protect capital. During periods of high market volatility, a significant amount of Fund holdings may be sold, resulting in a significant allocation to cash or cash equivalents in the Fund.

The Fund is an actively-managed ETF. The Sub-Advisor actively manages the Fund’s portfolio. As a result, the portfolio turnover rate for the Fund will be high. The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 500% on an annual basis.

For additional information about the Fund’s principal investment strategies and the investment process, see “Description of the Principal Strategies of the Funds.”

WBI Power Factor® High Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to track the investment results of the Underlying Index, which is maintained and calculated by Solactive AG (the “Index Provider”). The Underlying Index is designed to select securities from the Solactive US Broad Market Index (the “Parent Index”) that exhibit certain yield and fundamental value characteristics. The Parent Index includes large, mid- and small-cap securities listed in the U.S., including approximately the 3,000 largest U.S. companies that are selected and weighted according to free float market capitalization. The Parent Index is adjusted semi-annually in May and November. Issuers undergoing initial public offerings may be added to the Parent Index on a quarterly basis, consistent with the Parent Index’s selection methodology.

In particular, the Underlying Index is designed to select equity securities from the Parent Index with an above-average forecasted dividend yield, scored on the basis of three fundamental value characteristics (the “Power Factors®”): Trailing 12-month diluted earnings from continuing operations to price ratio (E/P); Trailing 12-month free cash flow to price ratio (FCF/P); and Trailing 12-month sales to price ratio (S/P).

The Underlying Index is constructed by scoring each ordinary dividend paying, common stock constituent from the Parent Index both directly and relative to industry peers using the three Power Factors® and ranking those securities in descending order according to their dividend indicated yield. The 50 companies with the largest dividend indicated yield, subject to certain asset diversification and liquidity requirements, are chosen as Underlying Index components. Dividend indicated yield is the total prior year dividend payments of a security expressed as a percentage of the current price adjusted for market expectations as to next year dividends indicated by related option premiums and excluding any off-cycle dividend payments. Once a month (five business days before the last trading day of the month) the Underlying Index components are screened for dividend cuts or an overall negative outlook concerning the companies’ dividend policy. If any changes need to be implemented, the Underlying Index will be adjusted at the close of the last trading day of the respective month. The composition of the Underlying Index is adjusted quarterly. The Underlying Index is constructed to limit turnover and excessive exposure to particular sectors, component weights, or other investment style factors, such as recently announced or implemented dividend cuts. The Underlying Index limits component turnover by permitting the retention of securities that were previously among the top 50 highest scoring securities, until they are no longer among the 75 highest scoring securities. The Underlying Index restricts exposure to a particular sector to 20% of the Underlying Index at each quarterly adjustment. The Underlying Index only includes long positions (i.e., short positions are impermissible). All component securities of the Underlying Index are dividend-paying securities whose yields are above the median for dividend-paying securities in the Parent Index.

The Underlying Index is maintained and calculated by the Index Provider, which is an organization that is independent of the Fund, Millington Securities, LLC, the advisor for the Fund (“Advisor”) and WBI Investments, LLC, the sub-advisor (“Sub-Advisor”) to the Fund, and an affiliate of the Advisor. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Under normal circumstances the Fund will invest at least 80% of its total assets in the securities of the Underlying Index. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.
The Sub-Advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as diversification requirements) that apply to the Fund but not the Underlying Index.

The Advisor expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund attempts to concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry to approximately the same extent that the Underlying Index is concentrated.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances the Fund will invest at least 80% of its total assets in the securities of the Underlying Index. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund attempts to concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry to approximately the same extent that the Underlying Index is concentrated.
WBI BullBear Trend Switch US 1000 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a rules-based methodology to implement a systematic strategy that directs exposure to either (i) U.S. large-capitalization equity securities, that WBI Investments, LLC, the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities, LLC, the advisor (“Advisor”), believes offer the potential for a high correlation to the performance of the broader U.S. large-capitalization equities market; or (ii) cash or cash equivalents. The Fund’s exposure direction is driven by the Sub-Advisor’s proprietary rules-based equity model (the “Equity Model”) which utilizes a systematic approach analyzing macro-economic factors and technical market trends including, among others, those relating to monetary policy, valuation, sentiment and change in interest rates, to assess risk and generate their signals, and is described further below. Since cash and cash equivalents are among the investment opportunities evaluated by the Equity Model, the Fund may invest in and hold most, if not all, of its net assets in cash or cash equivalents as part of the normal operation of its investment strategy.
When the Fund is invested in equity securities it will invest in U.S. large-capitalization equity securities, and exchange-traded funds (“ETFs”) or exchange-traded notes (“ETNs”) with exposure to U.S. large-capitalization equity securities. Large-capitalization companies are those that have higher market capitalization than small- and medium-capitalization companies in their primary market when ranked in order of market capital. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of greater than approximately $10 billion. When the Fund is not invested in equity securities, it will invest solely in cash and cash equivalents. Cash equivalents are short-term, highly liquid investments with a maturity date that was three (3) months or less at the time of purchase.

The investment process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management, and such an approach is used (in part) to achieve the Fund’s investment objective.

The Fund uses the Equity Model, which directs exposure exclusively to either the equity securities of U.S. large-capitalization companies or exclusively to cash or cash equivalents. The purpose of the Equity Model is to assess conditions likely to affect the relative performance of the large-capitalization companies’ segment of the equity market with respect to its sensitivity to the then current level of market risk and respond to only those investment environments that are likely to produce significant changes in market performance. The Equity Model signals indicate whether market conditions call for the Fund to remain in either of its possible exposure positions. The Fund may remain in a particular exposure position for an extended period of time. The Fund will change its exposure position based on the Equity Indicator of the Equity Model, and each change will become effective on the business day after the indicator signals change.

The Equity Model is used by the Sub-Advisor to determine when the risk of investing in the U.S. large-capitalization equity market is high or low. The Equity Model relies on quantitative methods to assist the Sub-Advisor in forming its view of the risk associated with investment exposure to the U.S. large-capitalization equity market at any given time.
When the Equity Model signals that risk is low, this indicates that the Fund should have investment exposure to U.S. large-capitalization equities. When the Equity Model signals that risk is high, this indicates that the Fund should have investment exposure to cash or cash equivalents.

The various quantitative methods and analysis utilized in the Sub-Advisor’s Equity Model are based on numerous factors which may affect the value of a security or a broader group of securities. Primary factors evaluated by the Equity Model include:

•Macroeconomic (economy and industry conditions)
•Momentum (measurements of the rate-of-change in security prices)
•Sentiment (perception and beliefs of individuals regarding future expectations)
•Fundamental (company and industry valuation conditions), and
•Technical (indicators based upon historical security prices, volume and liquidity)

The Equity Model uses statistical forecasting techniques, such as regression analysis, to examine the relationship and influence that these factors may have on the risk associated with an investment in the U.S. large-capitalization equity market.

The Fund seeks to achieve its investment objective by implementing the Equity Indicator’s recommendations and principally investing directly in the following different types of instruments:

•U.S. large-capitalization equities, and cash or cash equivalents (“Direct Investments”) which are:
◦equity securities including common stocks, preferred stocks, rights, warrants, convertibles, and shares of real estate investment trusts (“REITs”); and
◦cash and cash equivalents including money market accounts, U.S. Treasury Bills, and commercial paper;
•Registered fund shares (“investment company shares”) where such funds’ portfolios primarily contain Direct Investments. Investment company shares through which the Fund obtains indirect exposure to Direct Investments include those issued by mutual funds and ETFs; and
•ETNs and listed and over-the-counter (“OTC”) derivatives whose performance is designed to track the performance of Direct Investments (such derivatives together with ETNs and investment company shares are referred to as “Indirect Investments”). Indirect Investments may include gaining exposure to Direct Investments through listed and OTC derivatives, including:
◦futures contracts, swap agreements, and forward contracts; and
◦options on securities, indices, and futures contracts.

The Fund is an actively-managed ETF. The Sub-Advisor actively manages the Fund’s portfolio.  As a result, the portfolio turnover rate for the Fund, especially during periods of significant volatility, may be high. The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis. Since the Fund’s principal investment strategy is expected to result in a higher annual portfolio turnover rate than that of many other investment companies, the Fund may experience higher portfolio transaction costs and Shares held in taxable accounts may incur higher taxes than what may be experienced by other investment companies and their shares.
The Fund is considered to be diversified.

For additional information about the Fund’s principal investment strategies and the investment process, see “Description of the Principal Strategies of the Funds.”

WBI BullBear Trend Switch US 2000 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a rules-based methodology to implement a systematic strategy that directs exposure to either (i) U.S. small and medium-sized capitalization equity securities, that WBI Investments, LLC, the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities, LLC, the advisor (“Advisor”), believes offer the potential for a high correlation to the performance of the broader U.S. small and medium-sized capitalization equities market; or (ii) cash or cash equivalents. The Fund’s exposure direction is driven by the Sub-Advisor’s proprietary rules-based equity model (the “Equity Model”) which utilizes a systematic approach analyzing macro-economic factors and technical market trends including, among others, those relating to monetary policy, valuation, sentiment and change in interest rates, to assess risk and generate their signals, and is described further below. Since cash and cash equivalents are among the investment opportunities evaluated by the Equity Model, the Fund may invest in and hold most, if not all, of its net assets in cash or cash equivalents as part of the normal operation of its investment strategy.

When the Fund is invested in equity securities it will invest in U.S. small and medium-sized capitalization equity securities, and exchange-traded funds (“ETFs”) or exchange-traded notes (“ETNs”) with exposure to U.S. small and medium-sized capitalization equity securities. Small-capitalization and medium-sized capitalization companies are those that have lower market capitalization than large-capitalization companies in their primary market. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $10 billion. When the Fund is not invested in equity securities, it will invest solely in cash and cash equivalents. Cash equivalents are short-term, highly liquid investments with a maturity date that was three (3) months or less at the time of purchase. The investment process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management, and such an approach is used (in part) to achieve the Fund’s investment objective.

The Fund uses the Equity Model, which directs exposure exclusively to either the equity securities of U.S. small and medium-sized capitalization companies or exclusively to cash or cash equivalents. The purpose of the Equity Model is to assess conditions likely to affect the relative performance of the small and medium-sized capitalization companies’ segment of the equity market with respect to its sensitivity to the then current level of market risk and respond to only those investment environments that are likely to produce significant changes in market performance. The Equity Model signals indicate whether market conditions call for the Fund to remain in either of its possible exposure positions. The Fund may remain in a particular exposure position for an extended period of time. The Fund will change its exposure position based on the Equity Indicator of the Equity Model, and each change will become effective on the business day after the indicator signals change.

The Equity Model is used by the Sub-Advisor to determine when the risk of investing in the U.S. small and medium-sized capitalization equity market is high or low. The Equity Model relies on quantitative methods to assist the Sub-Advisor in forming its view of the risk associated with investment exposure to the U.S. small and medium-sized capitalization equity market at any given time.

When the Equity Model signals that risk is low, this indicates that the Fund should have investment exposure to U.S. small and medium-sized capitalization equities. When the Equity Model signals that risk is high, this indicates that the Fund should have investment exposure to cash or cash equivalents.
The various quantitative methods and analysis utilized in the Sub-Advisor’s Equity Model are based on numerous factors which may affect the value of a security or a broader group of securities. Primary factors evaluated by the Equity Model include:

•Macroeconomic (economy and industry conditions)
•Momentum (measurements of the rate-of-change in security prices)
•Sentiment (perception and beliefs of individuals regarding future expectations)
•Fundamental (company and industry valuation conditions), and
•Technical (indicators based upon historical security prices, volume and liquidity)

The Equity Model uses statistical forecasting techniques, such as regression analysis, to examine the relationship and influence that these factors may have on the risk associated with an investment in the U.S. small and medium-sized capitalization equity market.

The Fund seeks to achieve its investment objective by implementing the Equity Indicator’s recommendations and principally investing directly in the following different types of instruments:

•U.S. small and medium-sized capitalization equities, and cash or cash equivalents (“Direct Investments”) which are:
◦equity securities including common stocks, preferred stocks, rights, warrants, convertibles, and shares of real estate investment trusts (“REITs”); and
◦cash and cash equivalents including money market accounts, U.S. Treasury Bills, and commercial paper; and
•Registered fund shares (“investment company shares”) where such funds’ portfolios primarily contain Direct Investments. Investment company shares through which the fund obtains indirect exposure to Direct Investments includes those issued by mutual funds and ETFs; and
•ETNs and listed and over-the-counter (“OTC”) derivatives whose performance is designed to track the performance of Direct Investments (such derivatives together with ETNs and investment company shares are referred to as “Indirect Investments”). Indirect Investments may include gaining exposure to Direct Investments through listed and OTC derivatives, including:
◦futures contracts, swap agreements, and forward contracts; and
◦options on securities, indices, and futures contracts.

The Fund is an actively-managed ETF.  The Sub-Advisor actively manages the Fund’s portfolio.  As a result, the portfolio turnover rate for the Fund, especially during periods of significant volatility, may be high.  The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis. Since the Fund’s principal investment strategy is expected to result in a higher annual portfolio turnover rate than that of many other investment companies, the Fund may experience higher portfolio transaction costs and Shares held in taxable accounts may incur higher taxes than what may be experienced by other investment companies and their shares.

The Fund is considered to be diversified.
For additional information about the Fund’s principal investment strategies and the investment process, see “Description of the Principal Strategies of the Funds.”

WBI BullBear Trend Switch US 1000 Total Return ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a rules-based methodology to implement a systematic strategy which directs exposure to either (i) U.S. large-capitalization equity securities, that WBI Investments, LLC, the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities, LLC, the advisor (“Advisor”), believes offer the potential for a high correlation to the performance of the broader U.S. large-capitalization equities market; or (ii) U.S. fixed income securities that the Sub-Advisor, believes display attractive prospects for current income with the potential for long-term capital appreciation under then current market conditions. The Fund’s exposure direction is driven first by the Sub-Advisor’s proprietary rules-based equity model (the “Equity Model”), and subsequently, if applicable, by the Sub-Advisor’s proprietary rules-based bond model (the “Bond Model”). Both the Equity Model and the Bond Model (referred to together as, the “Models”) utilize a systematic approach analyzing macro-economic factors and technical market trends including, among others, those relating to commodities, monetary policy, valuation, sentiment and change in interest rates, to assess risk and generate their signals, and are described further below. Since cash and cash equivalents are among the investment opportunities evaluated by the Models, the Fund may invest in and hold most, if not all, of its net assets in cash or cash equivalents as part of the normal operation of its investment strategy.

When the Fund is invested in equity securities it will invest in U.S. large-capitalization equity securities, and ETFs or ETNs with exposure to U.S. large-capitalization equity securities. Large-capitalization companies are those that have higher market capitalization than small and medium-capitalization companies in their primary market when ranked in order of market capital. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of greater than approximately $10 billion.

When the Fund is not invested in equity securities, it will invest debt securities selected on the basis of the Sub-Advisor’s assessment of the risks in the U.S. fixed income market using its Bond Model. The purpose of the Bond Model is to assess conditions likely to affect the relative performance of selected segments of the fixed income market with respect to their sensitivity to credit quality and duration. The types of debt securities in which the Fund will invest are U.S. treasuries, U.S. investment grade corporate bonds, and U.S. high yield bonds (also known as “junk bonds”), and exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) with exposure to the debt securities described. The Fund expects to invest in debt securities of short and long durations, depending on the Sub-Advisor’s assessment of the risks along the yield curve. The yield curve refers to differences in yield among debt assets of varying maturities.

The Funds defines a total return fund as one that seeks to maximize gains from both income generating investments, such as bonds and dividend paying stocks, while simultaneously aiming to invest in assets which will experience capital appreciation, and as such these approaches are used (in part) to achieve the Fund’s investment objective.

The Fund uses the Equity Model, which directs exposure exclusively either to the equity securities of U.S. large-capitalization companies or exclusively to U.S. fixed income securities under the Bond Model. The purpose of the Equity Model is to assess conditions likely to affect the relative performance of the large-capitalization companies’ segment of the U.S. equity market with respect to its sensitivity to the then current level of market risk and respond to only those investment environments that are likely to produce significant changes in market performance. The Equity Model signals indicate whether market conditions call for the Fund to remain in either of its possible exposure positions. The Fund may remain in a particular exposure position for an extended period of time. The Fund will change its exposure position based on the Equity Indicator of the Equity Model, and each change will become effective on the business day after the indicator signals change.

The Equity Model is used by the Sub-Advisor to determine when the risk of investing in the U.S. large-capitalization equity market is high or low. The Equity Model relies on quantitative methods to assist the Sub-Advisor in forming its view of the risk associated with investment exposure to the U.S. large-capitalization equity market at any given time.

When the Equity Model signals that risk is low, this indicates that the Fund should have investment exposure to U.S. large-capitalization equities. When the Equity Model signals that risk is high, this indicates that the Fund should have investment exposure to debt securities under the Bond Model.

The various quantitative methods and analysis utilized in the Sub-Advisor’s Equity Model are based on numerous factors which may affect the value of a security or a broader group of securities. Primary factors evaluated by the Equity Model include:

•Macroeconomic (economy and industry conditions)
•Momentum (measurements of the rate-of-change in security prices)
•Sentiment (perception and beliefs of individuals regarding future expectations)
•Fundamental (company and industry valuation conditions), and
•Technical (indicators based upon historical security prices, volume and liquidity)

The Equity Model uses statistical forecasting techniques, such as regression analysis, to examine the relationship and influence that these factors may have on the risk associated with an investment in the U.S. large-capitalization equity market.

When the Equity Indicator recommends that the Fund’s exposure be to U.S. fixed income securities, the Fund uses the Bond Model, which directs investment exposure to debt securities (or bonds) of a particular duration and credit quality. Duration is a measure of a debt security’s expected price sensitivity to changes in interest rates. Debt security prices typically have an inverse relationship with interest rates. Rising interest rates indicate that debt security prices are likely to decline, while declining interest rates indicate that debt security prices are likely to rise. As a general rule, for every 1% increase or decrease in interest rates, a debt security’s price will change approximately 1% in the opposite direction for every year of duration. For example, if a bond has a duration of three years and interest rates increase by 1%, the bond’s price is expected to decline by approximately 3%. Credit quality is a measure of a borrower’s (or bond issuer’s) creditworthiness or risk of default. A company or bond’s credit quality may also be known as its “bond rating” as determined by private independent rating agencies such as Standard & Poor’s, Moody’s and Fitch. Each rating agency has its own credit quality designations which typically range from high (‘AAA’ to ‘AA’) to medium (‘A’ to ‘BBB’) to low (‘BB’, ‘B’, ‘CC’ to ‘C’).

The Bond Model generates both a credit quality signal and a duration signal. The combination of the Bond Model’s credit quality signal and the duration signal indicates the recommended debt security exposure. For example, the Bond Model’s credit quality signal may indicate that exposure to relatively lower rated debt securities is appropriate. Simultaneously, the Bond Model’s duration signal may indicate that exposure to relatively short duration debt securities is appropriate. In this example, the combination of the two Bond Model signals would indicate that exposure to lower rated debt securities with short duration is appropriate. Market conditions may call for the Fund to remain in any of the possible exposure positions for an extended period of time. The Fund will change its exposure position based on the following signals, and each change will become effective on the business day after the indicator signals change.

The Sub-Advisor’s credit quality signal indicates the fixed income credit quality that current conditions are more likely to favor among U.S. Treasuries, U.S. investment grade bonds, or U.S. high yield bonds on the basis of credit quality probability and credit condition momentum analysis. Credit quality probability analysis seeks to predict which of the three possible credit quality debt securities market segments is likely to perform best in the subsequent week. Credit momentum analysis seeks to determine whether a change in the current credit state will be recommended.

The Sub-Advisor’s duration signal indicates whether current conditions are more likely to favor bonds of short or long maturities on the basis of duration probability and duration momentum analysis. Duration probability analysis seeks to predict whether long or short duration exposure to the credit quality debt securities determined by the credit quality signal is likely to perform best in the subsequent week. Duration momentum analysis seeks to determine whether a change in the current duration will be recommended.

The Fund seeks to achieve its investment objective by implementing the Equity Indicator’s recommendations, and when the Equity Indicator recommends that the Fund’s exposure be to U.S. fixed income securities, following the Bond Model signals, in each instance principally investing directly in the following different types of instruments:

•U.S. large-capitalization equities, and cash or cash equivalents (“Direct Investments”) which are:
◦equity securities including common stocks, preferred stocks, rights, warrants, convertibles, and shares of real estate investment trusts (“REITs”); and
◦cash and cash equivalents including money market accounts, U.S. Treasury Bills, and commercial paper; and
•U.S. Treasuries, U.S. Investment Grade Corporate Bonds, and U.S. High Yield Bonds issued by the U.S. government and U.S. public and private companies (“Direct Investments”); and
•Registered fund shares (“investment company shares”) where such funds’ portfolios primarily contain Direct Investments. Investment company shares through which the Fund obtains indirect exposure to Direct Investments include those issued by mutual funds and ETFs and
•ETNs and listed and over-the-counter (“OTC”) derivatives whose performance is designed to track the performance of Direct Investments (such derivatives together with ETNs and investment company shares are referred to as “Indirect Investments”). Indirect Investments include gaining exposure to Direct Investments through listed and OTC derivatives, including:
◦futures contracts, swap agreements, and forward contracts; and
◦options on securities, indices, and futures contracts.

The Fund is an actively-managed ETF.  The Sub-Advisor actively manages the Fund’s portfolio.  As a result, the portfolio turnover rate for the Fund, especially during periods of significant volatility, may be high.  The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 300% on an annual basis. Since the Fund’s principal investment strategy is expected to result in a higher annual portfolio turnover rate than that of many other investment companies, the
Fund may experience higher portfolio transaction costs and Shares held in taxable accounts may incur higher taxes than what may be experienced by other investment companies and their shares.

The Fund is considered to be diversified.

For additional information about the Fund’s principal investment strategies and the investment process, see “Description of the Principal Strategies of the Funds.”

WBI BullBear Trend Switch US 2000 Total Return ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a rules-based methodology to implement a systematic strategy that directs exposure to either (i) U.S. small- and medium-sized capitalization equity securities, that WBI Investments, LLC, the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities, LLC, the advisor (“Advisor”), believes offer the potential for a high correlation to the performance of the broader U.S. small and medium-sized capitalization equities market; or (ii) U.S. fixed income securities that the Sub-Advisor, believes display attractive prospects for current income with the potential for long-term capital appreciation under then current market conditions. The Fund’s exposure direction is driven first by the Sub-Advisor’s proprietary rules-based equity model (the “Equity Model”), and then, if applicable, by the Sub-Advisor’s proprietary rules-based bond model (the “Bond Model”). Both the Equity Model and the Bond Model (referred to together as, the “Models”) utilize a systematic approach analyzing macro-economic factors and technical market trends including, among others, those relating to commodities, monetary policy, valuation, sentiment and change in interest rates, to assess risk and generate their signals, and are described further below. Since cash and cash equivalents are among the investment opportunities evaluated by the Models, the Fund may invest in and hold most, if not all, of its net assets in cash or cash equivalents as part of the normal operation of its investment strategy.

When the Fund is invested in equity securities it will invest in U.S. small and medium-sized capitalization equity securities, and exchange-traded funds (“ETFs”) or exchange-traded notes (“ETNs”) with exposure to U.S. small and medium-sized capitalization equity securities. Small-capitalization and medium-sized capitalization companies are those that have lower market capitalization than large-capitalization companies in their primary market. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $10 billion.

When the Fund is not invested in equity securities, it will invest debt securities selected on the basis of the Sub-Advisor’s assessment of the risks in the U.S. fixed income market using its Bond Model. The purpose of the Bond Model is to assess conditions likely to affect the relative performance of selected segments of the fixed income market with respect to their sensitivity to credit quality and duration. The types of debt securities in which the Fund will invest are U.S. Treasuries, U.S. investment grade corporate bonds, and U.S. high yield bonds (also known as “junk bonds”), and ETFs and ETNs with exposure to the debt securities described. The Fund expects to invest in debt securities of short and long durations, depending on the Sub-Advisor’s assessment of the risks along the yield curve. The yield curve refers to differences in yield among debt assets of varying maturities.

The Fund defines a total return fund as one that seeks to maximize gains from both income generating investments, such as bonds and dividend paying stocks, while simultaneously aiming to invest in assets which will experience capital appreciation, and as such these approaches are used (in part) to achieve the Fund’s investment objective.

The Fund uses the Equity Model, which directs exposure exclusively to either the equity securities of U.S. small and medium-sized capitalization companies or exclusively to U.S. fixed income securities under the Bond Model. The purpose of the Equity Model is to assess conditions likely to affect the relative performance of the small and medium-sized capitalization companies’ segment of the U.S. equity market with respect to its sensitivity to the then current level of market risk and respond to only those investment environments that are likely to produce significant changes in market performance.
The Equity Model signals indicate whether market conditions call for the Fund to remain in either of its possible exposure positions. The Fund may remain in a particular exposure position for an extended period of time. The Fund will change its exposure position based on the Equity Indicator of the Equity Model, and each change will become effective on the business day after the indicator signals change. The Equity Model is used by the Sub-Advisor to determine when the risk of investing in the U.S. small and medium-sized capitalization equity market is high or low. The Equity Model relies on quantitative methods to assist the Sub-Advisor in forming its view of the risk associated with investment exposure to the U.S. small and medium-sized capitalization equity market at any given time.

When the Equity Model signals that risk is low, this indicates that the Fund should have investment exposure to U.S. small and medium-sized capitalization equities. When the Equity Model signals that risk is high, this indicates that the Fund should have investment exposure to debt securities under the Bond Model.

The various quantitative methods and analysis utilized in the Sub-Advisor’s Equity Model are based on numerous factors which may affect the value of a security or a broader group of securities. Primary factors evaluated by the Equity Model include:

•Macroeconomic (economy and industry conditions)
•Momentum (measurements of the rate-of-change in security prices)
•Sentiment (perception and beliefs of individuals regarding future expectations)
•Fundamental (company and industry valuation conditions), and
•Technical (indicators based upon historical security prices, volume and liquidity)

The Equity Model uses statistical forecasting techniques, such as regression analysis, to examine the relationship and influence that these factors may have on the risk associated with an investment in the U.S. small and medium-sized capitalization equity market.

When the Equity Indicator recommends that the Fund’s exposure be to U.S. fixed income securities, the Fund uses the Bond Model, which directs investment exposure to debt securities (or bonds) of a particular duration and credit quality. Duration is a measure of a debt security’s expected price sensitivity to changes in interest rates. Debt security prices typically have an inverse relationship with interest rates. Rising interest rates indicate that debt security prices are likely to decline, while declining interest rates indicate that debt security prices are likely to rise. As a general rule, for every 1% increase or decrease in interest rates, a debt security’s price will change approximately 1% in the opposite direction for every year of duration. For example, if a bond has a duration of three years and interest rates increase by 1%, the bond’s price is expected to decline by approximately 3%. Credit quality is a measure of a borrower’s (or bond issuer’s) creditworthiness or risk of default. A company or bond’s credit quality may also be known as its “bond rating” as determined by private independent rating agencies such as Standard & Poor’s, Moody’s and Fitch. Each rating agency has its own credit quality designations which typically range from high (‘AAA’ to ‘AA’) to medium (‘A’ to ‘BBB’) to low (‘BB’, ‘B’, ‘CC’ to ‘C’).

The Bond Model generates both a credit quality signal and a duration signal. The combination of the Bond Model’s credit quality signal and the duration signal indicates the recommended debt security exposure. For example, the Bond Model’s credit quality signal may indicate that exposure to relatively lower rated debt securities is appropriate. Simultaneously, the Bond Model’s duration signal may indicate that exposure to relatively short duration debt securities is appropriate. In this example, the combination of the two Bond Model signals would indicate that exposure to lower rated debt securities with short duration is appropriate. Market conditions may call for the Fund to remain in any of the possible exposure positions for an extended period of time. The Fund will change its exposure position based on the following signals, and each change will become effective on the business day after the indicator signals change.

The Sub-Advisor’s credit quality signal indicates the fixed income credit quality that current conditions are more likely to favor among U.S. treasuries, U.S. investment grade bonds, or U.S. high yield bonds on the basis of credit quality probability and credit condition momentum analysis. Credit quality probability analysis seeks to predict which of the three possible credit quality debt securities market segments is likely to perform best in the subsequent week. Credit momentum analysis seeks to determine whether a change in the current credit state will be recommended.

The Sub-Advisor’s duration signal indicates whether current conditions are more likely to favor bonds of short or long maturities on the basis of duration probability and duration momentum analysis. Duration probability analysis seeks to predict whether long or short duration exposure to the credit quality debt securities determined by the credit quality signal is likely to perform best in the subsequent week. Duration momentum analysis seeks to determine whether a change in the current duration will be recommended.

The Fund seeks to achieve its investment objective by implementing the Equity Indicator’s recommendations, and when the Equity Indicator recommends that the Fund’s exposure be to U.S. fixed income securities, following the Bond Model signals, in each instance principally investing directly in the following different types of instruments:

•U.S. small- and medium-capitalization equities, and cash or cash equivalents (“Direct Investments”) which are:
◦equity securities including common stocks, preferred stocks, rights, warrants, convertibles, and shares of real estate investment trusts (“REITs”); and
◦cash and cash equivalents including money market accounts, U.S. Treasury Bills, and commercial paper; and
•U.S. Treasuries, U.S. Investment Grade Corporate Bonds, and U.S. High Yield Bonds issued by the U.S. government and U.S. public and private companies (“Direct Investments”); and
•Registered fund shares (“investment company shares”) where such funds’ portfolios primarily contain Direct Investments. Investment company shares through which the Fund obtains indirect exposure to Direct Investments include those issued by mutual funds and ETFs and
•ETNs and listed and over-the-counter (“OTC”) derivatives whose performance is designed to track the performance of Direct Investments (such derivatives together with ETNs and investment company shares are referred to as “Indirect Investments”). Indirect Investments include gaining exposure to Direct Investment through listed and OTC derivatives, including:
◦futures contracts, swap agreements, and forward contracts;
◦options on securities, indices, and futures contracts.

The Fund is an actively-managed ETF.  The Sub-Advisor actively manages the Fund’s portfolio.  As a result, the portfolio turnover rate for the Fund, especially during periods of significant volatility, may be high.  The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 300% on an annual basis. Since the Fund’s principal investment strategy is expected to result in a higher annual portfolio turnover rate than that of many other investment companies, the Fund may experience higher portfolio transaction costs and Shares held in taxable accounts may incur higher taxes than what may be experienced by other investment companies and their shares.

The Fund is considered to be diversified.

For additional information about the Fund’s principal investment strategies and the investment process, see “Description of the Principal Strategies of the Funds.”